UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                       FORM 13 (F) COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Express Asset Management International Inc.
Address: IDS Tower 10
         Minneapolis, MN  55402

Form 13F File Number:  28-6558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Anderson
Title:    Global Chief Investment Officer
Phone:    612-671-3112

Signature, Place, and Date of Signing:


/s/ Peter J. Anderson      Minneapolis, MN             Febuary 9, 2000
----------------------   ------------------          --------------------
[Signature]               [City, State]                [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[ x ] 13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers:          11
Form 13F Information Table Entry Total:     26
Form 13F Information Table Value Total:     $662576 (thousands)



List of Other Included Managers:
No.  13F File Number     Name
--------------------     -----------------------------------------
01   28-698              American Express Company
02   28-139              American Express Financial Corporation
03   28-2437             Strategic Investment Mgmt
04   28-2069             IDS Advisory Group, Inc.
05   28-1151             American Express Trust Company
06   28-140              IDS Certificate Company
07                       IDS Life Insurance Company
08                       IDS Life Insurance Company of New York
09                       American Partners Life Insurance Company
10                       American Centurion Life Assurance Company
11                       American Enterprise Life Insurance Company
12   28-6560             American Express Asset Management Limited

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                               Title                    Market
                                 of       Cusip          Value                          INVSTMT     Other
    Name of Issuer             Class     Number         (000)     Shares                DSCRETN    Managers  a)sole b)shared c)none

AMERICA ONLINE                  COM    02364J-10-4      20,089   266,300                 shared    01,02,03             266,300
AMERICAN INTL GROUP             COM    026874-10-7      24,578   227,312                 shared    01,02,03             227,312
AT&T                            COM    001957-10-9      21,637   426,343                 shared    01,02,03             426,343
ATMEL CORP                      COM    0495131-10-4     29,184   987,200                 shared    01,02,03             987,200
BANKAMERICA CORP                COM    060505-10-4      14,401   286,949                 shared    01,02,03             286,949
BOSTON SCIENTIFIC               COM    101137-10-7      14,938   682,900                 shared    01,02,03             682,900
CHARTER COMMUNICATIONS          COM    16117M-10-7       2,561   117,073                 shared    01,02,03             117,073
CISCO SYSTEMS                   COM    17275R-10-2      36,720   342,774                 shared    01,02,03             342,774
CITIGROUP INC                   COM    172967-10-1      14,902   268,205                 shared    01,02,03             268,205
COLGATE - PALMOLIVE CO          COM    194162-10-3      31,234   480,520                 shared    01,02,03             480,520
CORNING INC                     COM    219350-10-5      20,796   161,289                 shared    01,02,03             161,289
DISNEY (WALT) COMPANY           COM    254687-10-6      10,267   351,000                 shared    01,02,03             351,000
DUPONT (E.I.) DE NEMOURS        COM    263534-10-9      42,226   641,000                 shared    01,02,03             641,000
ELECTRONIC DATA SYSTEMS         COM    285661-10-4      37,231   556,200                 shared    01,02,03             556,200
FED.NAT.MORTGAGE                COM    313586-10-9      33,051   529,350                 shared    01,02,03             529,350
GENERAL ELECTRIC                COM    369604-10-3      35,145   227,110                 shared    01,02,03             227,110
GOLDMAN SACHS GROUP             COM    38141G-10-4      20,706   219,840                 shared    01,02,03             219,840
HEWLETT-PACKARD                 COM    428236-10-3      32,781   287,710                 shared    01,02,03             287,710
INFONET SERVICES CORP.          COM    45666T-10-6      15,152   577,225                 shared    01,02,03             577,225
INTEL CORP                      COM    458140-10-0      13,458   163,500                 shared    01,02,03             163,500
LUCENT TECHNOLOGIES             COM    549463-10-7      22,287   297,900                 shared    01,02,03             297,900
MCI WORLDCOM                    COM    55268B-10-6      19,929   375,569                 shared    01,02,03             375,569
PFIZER INC                      COM    717081-10-3      36,576 1,127,590                 shared    01,02,03           1,127,590
SBC COMMUNICATIONS              COM    78387G-10-3      34,354   704,700                 shared    01,02,03             704,700
TEXACO                          COM    881694-10-3      32,012   589,400                 shared    01,02,03             589,400
WAL-MART STORES INC             COM    931142-10-3      46,361   670,680                 shared    01,02,03             670,680



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